Contingencies and related obligations	12 Months Ended
Dec. 31, 2023
Contingencies and related obligations
Contingencies and related obligations

D1 Contingencies and related obligations

Litigation and regulatory proceedings

The Group is involved in various litigation and regulatory proceedings from time to time. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Group believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations, or cash flows.

Litigation developments during the year include a case regarding a historic transaction connected to the legal and beneficial ownership of 49 per cent of the ordinary shares of the holding company of Prudential Assurance Malaysia Berhad. Prudential currently owns 51 per cent of this entity but consolidates the entity at 100 per cent reflecting the economic interest of the Group. Prudential has been successful at court hearings relating to the transaction concerned both in the first instance and at the subsequent appeal stage. In July 2023, the Federal Court, which is Malaysia’s highest Court, granted leave to allow the appellant to further appeal the case in the Federal Court. The appeals process is ongoing.

Guarantees

The Group has provided guarantees and commitments to third parties entered into in the normal course of business and the Company has guaranteed public debt securities issued by one of its wholly-owned subsidiaries, Prudential Funding (Asia) PLC from early 2023. The Group considers the likelihood of outflows arising under such guarantees and commitments as remote.

Intra-group capital support arrangements

Prudential has provided undertakings to the regulators of its Hong Kong life subsidiary, Prudential Hong Kong Limited, to formalise the circumstances regarding their solvency levels in which intra-group capital support will be provided by Prudential. Other intra-group transactions are discussed in note D3 below.